Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2023
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Contingent Liabilities and Commitments
15.
Contingent Liabilities and Commitments
(a)
Legal Proceedings

Anti-trust litigations

Some individual claimants filed “follow-on” damages claims against the Group and other TFT-LCD manufacturers alleging violations of EU competition law. While the Group continues its vigorous defense of the various pending proceedings described above, as of December 31, 2023, the Group cannot reliably estimate the timing and amount of outflows of resources embodying economic benefits relating to the proceedings.

Others

The Group is involved in various lawsuits and disputes in addition to the pending proceedings described above. The Group cannot reliably estimate the timing and amount of outflows of resources embodying economic benefits relating to the disputes.

(b)
Commitments

Factoring and securitization of accounts receivable

The Controlling Company has agreements with Korea Development Bank and several other banks for accounts receivable sales negotiating facilities of up to an aggregate of USD 1,000 million (~~W~~1,289,400 million) in connection with the Controlling Company’s export sales transactions with its subsidiaries. As of December 31, 2023, there are no short-term borrowings that are outstanding but past due in connection with these agreements. In connection with all of the contracts in this paragraph, the Controlling Company has sold its accounts receivable with recourse.

15.
Contingent Liabilities and Commitments, Continued

The Controlling Company and overseas subsidiaries have agreements with financial institutions for accounts receivables sales negotiating facilities. The respective maximum amount of accounts receivables that could be sold under the agreement and the amount of sold, but not yet due, accounts receivables by contract are as follows:

(In millions of USD and won)
Classification	Financial institutions	Credit limit			Not yet due
		Contractual amount		KRW equivalent	Contractual amount		KRW equivalent
Controlling Company	Sumitomo Mitsui Banking Corporation	USD	20	25,788		—	—
	MUFG Bank	USD	180	232,092	USD	3	3,815
	BNP Paribas	USD	15	19,341		—	—
	ING Bank	USD	40	51,576	USD	7	9,026
		USD	255	328,797	USD	10	12,841
Subsidiaries
LG Display Singapore Pte. Ltd.	Standard Chartered Bank	USD	100	128,940		—	—
	United Overseas Bank Limited	USD	150	193,410	USD	50	64,478
	JPMorgan Chase Bank, N.A., Singapore Branch	USD	50	64,470		—	—
	Credit Agricole Corporate & Investment Bank, Singapore Branch	USD	300	386,820		—	—
	ING Bank	USD	50	64,470		—	—
LG Display Taiwan Co., Ltd.	BNP Paribas	USD	15	19,341		—	—
	Australia and New Zealand Banking Group Ltd.	USD	160	206,304	USD	39	50,159
LG Display Germany GmbH	BNP Paribas	USD	135	174,069	USD	55	70,906
LG Display America, Inc.	Hong Kong & Shanghai Banking Corp.	USD	400	515,760	USD	200	257,881
	Standard Chartered Bank	USD	1,000	1,289,400	USD	868	1,119,287
	ING Bank	USD	150	193,410	USD	30	38,735
LG Display Japan Co., Ltd.	Standard Chartered Bank	USD	120	154,728	USD	20	25,790
	Chelsea Capital Corporation	USD	20	25,788		—	—
LG Display Guangzhou Trading Co., Ltd.	KEB Hana Bank (China) Company Limited	USD	30	38,682	USD	20	25,797
		USD	2,680	3,455,592	USD	1,282	1,653,033
		USD	2,935	3,784,389	USD	1,292	1,665,874

In connection with all of the contracts in the above table, the Group has sold its accounts receivable without recourse.

15.
Contingent Liabilities and Commitments, Continued

Letters of credit

As of December 31, 2023, the Group entered into agreements with financial institutions in relation to the opening of letters of credit and the respective credit limits under the agreements are as follows:

(In millions of USD and won)
		Contractual amount	KRW equivalent
KEB Hana Bank	USD	450	₩	580,230
Industrial Bank of Korea	USD	450		580,230
Industrial and Commercial Bank of China	USD	200		257,880
Shinhan Bank	USD	70		90,258
KB Kookmin Bank	USD	700		902,580
MUFG Bank	USD	100		128,940
The Export–Import Bank of Korea	USD	100		128,940
	USD	2,070	₩	2,669,058

Payment guarantees

The Controlling Company was provided with payment guarantees amounting to USD 1,200 million (~~W~~1,547,280 million) from KB Kookmin Bank and others for advances received related to the long-term supply agreements.

LG Display (China) Co., Ltd. and other subsidiaries were provided with payment guarantees from the China Construction Bank and other various banks amounting to CNY 850 million (~~W~~153,714 million), JPY 900 million (~~W~~8,214 million), VND 73,279 million (~~W~~3,898 million), and USD 0.5 million (~~W~~689 million), respectively, for their local tax payments and utility payments.

License agreements

As of December 31, 2023, the Group has technical license agreements with Hitachi Display, Ltd. and others in relation to its LCD business and patent license agreement with Universal Display Corporation and others in relation to its OLED business. Also, the Group has a trademark license agreement with LG Corp. and other intellectual property license agreements with various companies as of December 31, 2023.

Long-term supply agreement

As of December 31, 2023, in connection with long-term supply agreements with customers, the Controlling Company recognized USD 1,200 million (~~W~~1,547,280 million) in advances received. The advances received will be used to offset accounts receivable arising from future product sales after a specified period of time. The Controlling Company was provided with payment guarantees amounting to USD 1,200 million (~~W~~1,547,280 million) from KB Kookmin Bank and other various banks relating to advances received (see note 15(b)).

15.
Contingent Liabilities and Commitments, Continued

Pledged assets

The pledged assets has provided by the Group are as follows:

(In millions of won, USD and CNY)
Pledged Assets	Carrying amount	Maximum bond amount	Secured creditor	Borrowing amount
Property, plant and equipment and others	₩ 507,234	1,200,000	LG Electronics Inc.	1,000,000
	89,703	326,400	Korea Development Bank and others	272,000
	264,335	780,000	Korea Development Bank and others	200,000
	711,885	—	China Construction Bank Corporation and others	CNY 9,330
Deposits in banks and others	CNY 5,825	1,053,338	Shinhan Bank and others	USD 400
				450,000

The property, plant and equipment amounting to ~~W~~89,703 million are provided as collateral for borrowings of ~~W~~272,000 million and ~~W~~200,000 million to Korea Development Bank and others.

Commitments for asset acquisition

The Group’s commitments in relation to capital expenditures on property, plant and equipment and intangible assets as of December 31, 2023 are ~~W~~838,126 million. This commitment has not been recognized in these consolidated financial statements.